Capital lease obligation	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
7. Capital lease obligation

	2015	2014
Capital lease obligation	$195,625	$-
Less current portion	(34,159)	-
	161,466	-

The capital lease obligation is secured by specific leasehold improvements included in property and equipment, bears interest at a rate of 7.4%, and is repayable as follows:

Year ended December 31:
2016	$34,159
2017	36,769
2018	39,579
2019	42,603
2020	45,859
195,625